Other financial assets and liabilities	3 Months Ended
Mar. 31, 2025
Other Financial Assets And Liabilities
Other financial assets and liabilities

9 Other financial assets and liabilities

On February 21, 2025, the Company signed Securities Loan Agreements with Nogle Ventures Limited (“Nogle”) and Opus Investments Pte. Limited (“Opus”), shareholders of the Company. Under the terms of the Securities Loan Agreements, Nogle and Opus agreed to lend the Company 200,0000 and 1,900,000 ordinary shares of the Company, respectively, for the purpose of providing financial resources to pursue a planned AI data centre project in Johor, Malaysia. To date, 500,000 of the loaned shares were reconveyed in consideration for consultancy services. The Company will evaluate whether the transfer of 500,000 shares constitutes a share-based payment arrangement under ASC 718.

The transaction was accounted for as a secured borrowing under ASC 860-30. The Company does not obtain effective control of the loaned shares and has an obligation to return equivalent shares to Nogle and Opus.

The shares held by the Company are recorded as Other financial assets. The shares obligation owe to Nogle and Opus are recorded under Other financial liabilities. Both assets and liabilities are initially measured at fair value based on the closing market price of the shares at the grant date. The assets and liabilities will be remeasured at fair value at the balance sheet date.